Fair Value of Financial Instruments (Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation) (Details) - Restricted Units - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance as of the beginning of the period	$ 0	$ 36,306
Converted to shares of common stock	0	(36,306)
Balance as of the end of the period	$ 0	$ 0